Reserves (Tables)	12 Months Ended
Dec. 31, 2018
Reserves.
Schedule of movements in reserves

	Hedging	Employee benefits	Share-based compensation reserve	Total reserves
Balance as of January 1, 2016	(24,169)	(82)	15,422	(8,829)
Effective portion of changes in fair value of cash flow hedges	(6,522)	—	—	(6,522)
Recycled loss of cash flow hedges reclassified to profit or loss	23,514	—	—	23,514
Share-based compensation, net of accrued dividend	—	—	3,597	3,597
Settlement of share-based compensation	—	—	(1,577)	(1,577)
Actuarial loss	—	(23)	—	(23)

Balance as of December 31, 2016	(7,177)	(105)	17,442	10,160

Effective portion of changes in fair value of cash flow hedges	2,667	—	—	2,667
Recycled loss of cash flow hedges reclassified to profit or loss	4,368	—	—	4,368
Share-based compensation, net of accrued dividend	—	—	4,104	4,104
Settlement of share-based compensation	—	—	(2,952)	(2,952)

Balance as of December 31, 2017	(142)	(105)	18,594	18,347

Retained earnings adjustment(1)	(436)	—	—	(436)

Balance as of January 1, 2018 (restated)	(578)	(105)	18,594	17,911

Effective portion of changes in fair value of cash flow hedges	(258)	—	—	(258)
Share-based compensation, net of accrued dividend	—	—	4,434	4,434
Settlement of share-based compensation	—	—	(3,074)	(3,074)
Actuarial loss	—	(51)	—	(51)

Balance as of December 31, 2018	(836)	(156)	19,954	18,962

(1)

Adjusted so as to reflect certain amendments introduced due to the adoption of IFRS 15 Revenue from Contracts with Customers and IFRS 9 Financial Instruments, which became effective on January 1, 2018 (Note 2).

Schedule of dividend distributions

	Declaration date	Type of shares	Dividend per share	Payment date	Amount paid
	February 24, 2016	Common	$0.14	March 17, 2016	11,270
	March 11, 2016	Preference	$0.546875	April 1, 2016	2,515
	May 5, 2016	Common	$0.14	May 26, 2016	11,277
	May 5, 2016	Preference	$0.546875	July 1, 2016	2,516
	August 3, 2016	Common	$0.14	August 25, 2016	11,277
	September 14, 2016	Preference	$0.546875	October 3, 2016	2,516
	November 2, 2016	Common	$0.14	November 24, 2016	11,277
	November 17, 2016	Preference	$0.546875	January 3, 2017	2,516

Total					55,164

	February 16, 2017	Common	$0.14	March 16, 2017	11,278
	March 9, 2017	Preference	$0.546875	April 3, 2017	2,516
	May 4, 2017	Common	$0.14	May 25, 2017	11,287
	May 4, 2017	Preference	$0.546875	July 3, 2017	2,516
	August 2, 2017	Common	$0.14	August 24, 2017	11,288
	September 14, 2017	Preference	$0.546875	October 2, 2017	2,516
	November 1, 2017	Common	$0.14	November 22, 2017	11,291
	November 16, 2017	Preference	$0.546875	January 2, 2018	2,516

Total					55,208

	February 15, 2018	Common	$0.14	March 15, 2018	11,300
	March 8, 2018	Preference	$0.546875	April 2, 2018	2,516
	May 3, 2018	Common	$0.15	May 24, 2018	12,120
	May 11, 2018	Preference	$0.546875	July 2, 2018	2,516
	August 1, 2018	Common	$0.15	August 23, 2018	12,122
	September 13, 2018	Preference	$0.546875	October 1, 2018	2,516
	October 31, 2018	Common	$0.15	November 21, 2018	12,126
	November 15, 2018	Preference	$0.546875	January 2, 2019	2,516
	November 28, 2018	Common	$0.40	December 17, 2018	32,342

Total					90,074